Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of operating segments [line items]
Net gain (loss) on divestitures included net income attributable to equity holder	$ 129	$ 354	$ 308
Net gain (loss) on divestitures included net income attributable to equity holder before tax	188	298	148
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	310	275	181
Net income from investments in associated corporations	29	(70)	(178)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	87	56	65
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	206	243	753
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 17	$ 13	$ 10